Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of lease obligations
Years ending June 30,	Operating Lease	Financing Lease
2021	$901,513	$51,071
2022	441,918	51,071
2023	64,557	21,280
Total lease payments	1,407,988	123,422
Less: Interest	(79,977)	(9,805)
Present value of lease liabilities	$1,328,011	$113,617